ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Feb. 28, 2021
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES

TAL Education Group (the “Company” or “TAL”) was incorporated in the Cayman Islands on January 10, 2008 to be the holding company for a group of companies engaged in the provision of high quality after-school tutoring programs for primary and secondary school students in the People’s Republic of China (the “PRC”). At the time of its incorporation and through the Variable Interest Entities (“VIEs”) arrangements as described below, the ownership interest of the Company was held by Bangxin Zhang, Yundong Cao, Yachao Liu and Yunfeng Bai (collectively, “the founding shareholders”).

The Company, its subsidiaries, its consolidated VIEs and VIEs’ subsidiaries and schools are collectively referred to as the “Group”.

As of February 28, 2021, details of the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries and schools are as follows:

Name	Later of date of incorporation or acquisition	Place of incorporation (or establishment) /operation	Percentage of legal ownership	Principal activities	Nature of company

TAL Holding Limited (“TAL Hong Kong”)	March 11, 2008	Hong Kong	100%	Intermediate holding company	Subsidiary
Beijing Century TAL Education Technology Co., Ltd. (“TAL Beijing”)	May 8, 2008	Beijing	100%	Software sales, and consulting service	Subsidiary
Beijing Huanqiu Zhikang Shidai Education Consulting Co., Ltd. (“Huanqiu Zhikang”)	September 17, 2009	Beijing	100%	Education and management consulting service	Subsidiary
Yidu Huida Education Technology (Beijing) Co., Ltd. (“Yidu Huida”)	November 11, 2009	Beijing	100%	Software sales and consulting service	Subsidiary
Beijing Xintang Sichuang Education Technology Co., Ltd. (“Beijing Xintang Sichuang”)	August 27, 2012	Beijing	100%	Software and Network development, sales, and consulting service	Subsidiary
Zhixuesi Education Consulting (Beijing) Co., Ltd. (“Zhixuesi Beijing”)	October 23, 2012	Beijing	100%	Software and Network development, sales, and consulting service	Subsidiary
Pengxin TAL Industrial investment (Shanghai) Co., Ltd. (“Pengxin TAL”)	June 26, 2014	Shanghai	100%	Investment management and consulting services	Subsidiary
Firstleap Education (“Firstleap”)	January 22, 2016	Cayman Islands	100%	Intermediate holding company	Subsidiary

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

Name	Later of date of incorporation or acquisition	Place of incorporation (or establishment) /operation	Percentage of legal ownership	Principal activities	Nature of company
Firstleap Education (HK) Limited (“Firstleap Hong Kong”)	January 22, 2016	Hong Kong	100%	Intermediate holding company	Subsidiary
Beijing Lebai Information Consulting Co., Ltd. (“Lebai Information”)	January 22, 2016	Beijing	100%	Education and management consulting service	Subsidiary
Beijing Yizhen Xuesi Education Technology Co., Ltd. (“Yizhen Xuesi”)	November 3, 2016	Beijing	100%	Software and Network development,sales and consulting service	Subsidiary
Beijing Xueersi Education Technology Co., Ltd. (“Xueersi Education”)	December 31, 2005	Beijing	N/A*	Sales of educational materials and products	VIE
Beijing Xueersi Network Technology Co., Ltd. (“Xueersi Network”)	August 23, 2007	Beijing	N/A*	Technology development and Educational consulting service	VIE
Xinxin Xiangrong Education Technology (Beijing) Co., Ltd. (“Xinxin Xiangrong”)	June 23, 2015	Beijing	N/A*	Technology development and Educational consulting service	VIE
Beijing Lebai Education Consulting Co., Ltd. (“Lebai Education”)	January 22, 2016	Beijing	N/A*	Educational consulting service	VIE
Beijing Xicheng District Xueersi Training School (“Beijing Xicheng School” )	April 2, 2009	Beijing	N/A*	After-school tutoring for primary and secondary school students	VIE’s subsidiaries and schools
Shanghai Xueersi Education Training Co., Ltd. (“Shanghai Education”)	July 2, 2009	Shanghai	N/A*	After-school tutoring for primary and secondary school students	VIE’s subsidiaries and schools
Shenzhen Xueersi Training Center (“Shenzhen School”)	November 12, 2013	Shenzhen	N/A*	After-school tutoring for primary and secondary school students	VIE’s subsidiaries and schools
TAL Training School (Shanghai) Co., Ltd. (“TAL Shanghai”)	February 20, 2019	Shanghai	N/A*	After-school tutoring for primary and secondary school students	VIE’s subsidiaries and schools

*These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The VIE arrangements

Due to PRC legal restrictions on foreign ownership and investment in the education business in China, aside from the Group’s small portion of personalized premium tutoring services in Beijing conducted by the Company’s wholly owned PRC subsidiaries, Huanqiu Zhikang and Zhixuesi Beijing, the Group provides most of its services in the PRC through its VIEs including Xueersi Education, Xueersi Network, Xinxin Xiangrong, Lebai Education and their subsidiaries and schools.

To provide the Company the power to control and the ability to receive the expected residual returns of the VIEs and their subsidiaries and schools, the Company’s wholly owned subsidiary, TAL Beijing, entered into a series of contractual arrangements with Xueersi Education, Xueersi Network and their respective shareholders on February 12, 2009 and August 12, 2009, including exclusive business service agreements, which were superseded by the Exclusive Business Cooperation Agreement entered into on June 25, 2010. TAL Beijing also entered into a series of contractual arrangements with Xinxin Xiangrong on August 4, 2015. The Company acquired Firstleap during fiscal year 2016. Lebai Information, a wholly owned PRC subsidiary of Firstleap, entered into a series of contractual arrangements on October 26, 2015 with Lebai Education and its sole shareholder. After the acquisition, Xueersi Education, a VIE of the Group became the sole shareholder of Lebai Education.

The VIEs and their subsidiaries and schools hold various licenses upon which the Group’s business depends. A substantial majority of the Group’s employees who provide the Group’s services are hired by the VIEs and their subsidiaries and schools, and the VIEs and their subsidiaries and schools lease a substantial portion of the properties upon which the Group’s services are delivered. The net revenue from the VIEs and their subsidiaries and schools accounted for 94.4% of the Group’s total net revenue for the fiscal year ended February 28, 2021.

Through the contractual arrangements below, TAL Beijing and Lebai Information have (1) the power to direct the activities of the VIEs and their subsidiaries and schools that most significantly affect their economic performance and (2) the right to receive substantially all the benefits from the VIEs and their subsidiaries and schools. They are therefore considered the primary beneficiaries of the VIEs and their subsidiaries and schools, and accordingly, the results of operations, assets and liabilities of the VIEs and their subsidiaries and schools are consolidated in the Group’s financial statements.

Series of exclusive technology support and service agreements: Pursuant to Exclusive Business Cooperation Agreement entered into on June 25, 2010, by and among TAL Beijing, Xueersi Education, Xueersi Network, and the shareholders of Xueersi Education and Xueersi Network, TAL Beijing or its designated affiliates have the exclusive right to provide each of Xueersi Education and Xueersi Network and their subsidiaries and schools comprehensive intellectual property licensing and various technical and business support services. Pursuant to the Exclusive Business Service Agreement entered into by and among group TAL Beijing, Xinxin Xiangrong and its shareholders on August 4, 2015, TAL Beijing and its designated affiliates have the exclusive right to provide Xinxin Xiangrong and its subsidiaries and schools (if any) comprehensive intellectual property licensing and various technical and business support services. The agreements are effective within the operation term of TAL Beijing, its subsidiaries and schools according to PRC Law, unless earlier terminated by mutual agreement of all parties.

Lebai Information, Lebai Education and its sole shareholder, subsidiaries and schools have entered into an Exclusive Business Service Agreement on October 26, 2015, the terms of which are substantially the same as the agreement of Xinxin Xiangrong summarized above. The term of such agreement is 10 years and will be renewed for another 10 years at Lebai Information’s discretion.

The services under each of these agreements include, but are not limited to, employee training, technology development, transfer and consulting services, public relation services, market survey, research and consulting services, market development and planning services, human resource and internal information management, network development, upgrade and ordinary maintenance services, and software and trademark licensing and other additional services as the parties may mutually agree from time to time. TAL Beijing, Lebai Information or their designated affiliates, owns the exclusive intellectual property rights developed in the performance of these agreements. As consideration for these services, TAL Beijing, Lebai Information or their designated affiliates are entitled to charge the VIEs and VIEs’ subsidiaries and schools service fees annually or regularly, and adjust the service fee rates from time to time at their discretion.

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The VIE arrangements - continued

Call option agreement: Pursuant to the call option agreement entered into on February 12, 2009, by and among TAL Beijing, Xueersi Education, Xueersi Network and their respective shareholders, the respective shareholders of Xueersi Education and Xueersi Network unconditionally and irrevocably granted TAL Beijing or its designated party an exclusive option to purchase from Xueersi Education and Xueersi Network’ shareholders, to the extent permitted under PRC law, part of or all the equity interests in Xueersi Education and Xueersi Network, as the case may be, for the minimum amount of consideration permitted by the applicable law without any other conditions.

TAL Beijing, Xinxin Xiangrong and the shareholders of Xinxin Xiangrong have entered into a call option agreement on August 4, 2015. Lebai Information, Lebai Education and the sole shareholder of Lebai Education have entered into a call option agreement on October 26, 2015, the terms of which are substantially the same as the call option agreement summarized above.

Under each of these agreements, TAL Beijing or Lebai Information has the sole discretion to decide when to exercise the option, and whether to exercise the option in part or in full. Unless terminated early by mutual agreement of all parties, these agreements shall remain effective until TAL Beijing and Lebai Information exercise their purchase right to purchase all the VIEs’ equity interests according to these agreements.

Equity pledge agreement: Pursuant to the equity pledge agreements, dated on February 12, 2009, by and among TAL Beijing, Xueersi Education, Xueersi Network and the respective shareholders of Xueersi Education and Xueersi Network, and supplemental agreements, dated on June 25, 2010, by and among TAL Beijing, Xueersi Education, Xueersi Network and their respective shareholders, the shareholders of Xueersi Education and Xueersi Network unconditionally and irrevocably pledged all of their equity interests, including the right to receive declared dividends and the voting rights, in the Xueersi Education and Xueersi Network to TAL Beijing to guarantee Xueersi Education and Xueersi Network’s performance of their obligations under the exclusive technology support and service agreements. The shareholders of Xueersi Education and Xueersi Network agree that, without prior written consent of TAL Beijing, they will not transfer or dispose the pledged equity interests or create or allow any encumbrance on the pledged equity interests that would prejudice TAL Beijing’s interest.

TAL Beijing, Xinxin Xiangrong and the shareholders of Xinxin Xiangrong have entered into an equity pledge agreement on August 4, 2015. Lebai Information, Lebai Education and the sole shareholder of Lebai Education have entered into an equity pledge agreement on October 26, 2015, the terms of which are substantially the same as the agreements summarized above. These agreements are effective on the date of execution and terminate when all the secured rights under the relevant agreements, as the case may be, are completely fulfilled or terminated in accordance thereof.

Letter of Undertaking: All of the shareholders of Xueersi Education and Xueersi Network have executed a letter of undertaking to covenant with and undertake to TAL Beijing that, if, as the respective shareholders of Xueersi Education and Xueersi Network, such shareholders receive any dividends, interests, other distributions or remnant assets upon liquidation from Xueersi Education and Xueersi Network, such shareholders shall, to the extent permitted by applicable laws, regulations and legal procedures, remit all such income after payment of any applicable tax and other expenses required by laws and regulations to TAL Beijing without any compensation therefore. All the shareholders of Xinxin Xiangrong have made similar undertakings in the option agreement dated August 4, 2015, described above. The sole shareholder of Lebai Education has made similar undertakings in the power of attorney, dated October 26, 2015, described below.

Power of attorney: The shareholders of the VIEs have executed an irrevocable power of attorney appointing TAL Beijing or Lebai Information, as applicable, or any person designated by TAL Beijing or Lebai Information as their attorney-in-fact to vote on their behalf on all matters of the VIEs requiring shareholder approval under PRC laws and regulations and the articles of association of each of the VIEs on August 12, 2009, August 4, 2015 and October 26, 2015, respectively. These agreements remain effective during the entire period during which they are shareholders of the VIEs.

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The VIE arrangements - continued

The articles of associations of each of the VIEs state that the major rights of the shareholders in shareholders’ meeting include the power to approve the operating strategy and investment plan, elect the members of board of directors and approve their compensation and review and approve annual budget and earning distribution plan. Therefore, through the irrevocable power of attorney arrangement TAL Beijing or Lebai Information has the ability to exercise effective control over each of the VIEs respectively through shareholder votes and, through such votes, to also control the composition of the board of directors. As a result of these contractual rights, the Company has the power to direct the activities of each of the VIEs that most significantly impact their economic performance.

Spousal consent letter: The spouse of each shareholder of the VIEs has entered into a spousal consent letter to acknowledge that she is aware of, and consents to, the execution by her spouse of the call option agreement described above. Each spouse further agrees that she will not take any actions or raise any claims to interfere with the performance by her spouse of the obligations under the above mentioned agreements.

Deed of undertaking: On June 24, 2013 and July 29, 2013, the Company and Mr. Bangxin Zhang executed a deed of undertaking dated June 24, 2013 and a side letter dated July 29, 2013, respectively (collectively, the “Deed”). Pursuant to the Deed, Mr. Bangxin Zhang has irrevocably covenanted and undertaken to the Company that:

●	as long as Mr. Bangxin Zhang owns shares in the Company, whether legally or beneficially, and directly or indirectly (including shares held through Mr. Bangxin Zhang’s personal holding company Bright Unison Limited or any other company, trust, nominee or agent, if any), representing more than 50% of the aggregate voting power of the then total issued and outstanding shares of the Company;
●	Mr. Bangxin Zhang will not, directly or indirectly, (i) request or call any meeting of shareholders for the purpose of removing or replacing any of existing directors or appointing any new director, or (ii) propose any resolution at any of shareholders meetings to remove or replace any of existing directors or appoint any new director; and should any meeting of shareholders be called by the board of directors or requisitioned or called by shareholders for the purpose of removing or replacing any of the directors or appointing any new director, or if any resolution is proposed at any of shareholder meetings to remove or replace any of the directors or appoint any new director, the maximum number of votes which Mr. Bangxin Zhang will be permitted to exercise shall be equal to the total aggregate number of votes of the then total issued and outstanding shares of the Company held by all members of the Company, other than shares which are owned, whether legally or beneficially, and directly or indirectly by Mr. Bangxin Zhang, less one vote; and
●	Mr. Bangxin Zhang will not cast any votes he has as a director or shareholder (if applicable) on any resolutions or matters concerning enforcing, amending or otherwise relating to the Deed being considered or voted upon by board of directors or shareholders, as the case may be.

In the opinion of Maples and Calder (Hong Kong) LLP, the Company’s Cayman Islands legal counsel, the deed of undertaking constitutes the legal, valid and binding obligations of Mr. Bangxin Zhang, which cannot be unilaterally revoked by Mr. Bangxin Zhang, and is enforceable in accordance with its terms under existing Cayman Islands laws.

Risks in relation to the VIE structure

The Company believes that TAL Beijing and Lebai Information’s contractual arrangements with the VIEs and their respective subsidiaries, schools and shareholders are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Group would be subject to fines or potential actions by the relevant PRC regulatory authorities with broad discretions, which could include:

●	revoke the Group’s business and operating licenses;
●	require the Group to discontinue or restrict its operations;
●	limit the Group’s business expansion in China by way of entering into contractual arrangements;

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

Risks in relation to the VIE structure - continued

●	restrict the Group’s right to collect revenues or impose fines;
●	block the Group’s websites;
●	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate its businesses, staff and assets;
●	impose additional conditions or requirements with which the Group may not be able to comply; or
●	take other regulatory or enforcement actions against the Group that could be harmful to its business.

The imposition of any of these penalties could result in a material adverse effect on the Company’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIEs, and the VIEs’ subsidiaries and schools, or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIEs, and the VIEs’ subsidiaries and schools. The Company does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation or dissolution of the Company, TAL Beijing, Lebai Information, or the VIEs and their respective subsidiaries and schools.

The four legal owners of Xueersi Education and Xueersi Network are Mr. Bangxin Zhang, Mr. Yachao Liu, Mr. Yunfeng Bai, and Mr. Yundong Cao, and the three legal owners of Xinxin Xiangrong are Mr. Bangxin Zhang, Mr. Yachao Liu and Mr. Yunfeng Bai and the sole legal owner of Lebai Education is Xueersi Education. Mr. Bangxin Zhang, Mr. Yachao Liu and Mr. Yunfeng Bai are shareholders and directors or officers of TAL Education Group. Xueersi Education is a VIE of the Group. The interests of Mr. Bangxin Zhang, Mr. Yachao Liu, Mr. Yunfeng Bai and Mr. Yundong Cao as beneficial owners of Xueersi Education, Xueersi Network and Xinxin Xiangrong may differ from the interests of the Group as a whole, since these parties’ respective equity interests in Xueersi Education, Xueersi Network and Xinxin Xiangrong may conflict with their respective equity interests in the Group. When conflicts of interest arise, it is possible that any or all of these individuals may not act in the best interests of the Group, and such conflicts may not be resolved in the Group’s favor. In addition, these individuals may breach, or cause Xueersi Education, Xueersi Network and Xinxin Xiangrong, their subsidiaries and schools to breach, or refuse to renew, the existing contractual arrangements the Group has with them and Xueersi Education, Xueersi Network and Xinxin Xiangrong, their subsidiaries and schools. Other than the aforementioned deed of undertaking the Group entered with Mr. Bangxin Zhang, the Group currently does not have any arrangements to address potential conflicts of interest between these individuals and the Company. To a large extent, the Group relies on the legal owners of Xueersi Education, Xueersi Network and Xinxin Xiangrong to abide by the laws of the Cayman Islands and China, which provide that directors and officers owe a fiduciary duty to the Company that requires them to act in good faith and in the best interests of the Company and not to use their positions for personal gains. If the Group cannot resolve any conflict of interest or dispute between it and these individuals, the Group would have to rely on legal proceedings, which could result in disruption of its business and subject it to substantial uncertainty as to the outcome of any such legal proceedings.

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The VIE arrangements - continued

The following consolidated financial statement balances and amounts of the Company’s VIEs and their subsidiaries and schools, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions amongst the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries and schools in the Group.

	As of February 29,	As of February 28,
	2020	2021

Cash and cash equivalents	$350,035	$820,301
Other current assets	159,706	324,568

Total current assets	509,741	1,144,869

Property and equipment, net	286,982	430,137
Other non-current assets	2,038,941	2,555,459

Total assets	2,835,664	4,130,465

Deferred revenue-current	733,253	1,328,473
Other current liabilities	898,959	1,488,763

Total current liabilities	1,632,212	2,817,236

Total non-current liabilities	891,633	1,163,622

Total liabilities	$2,523,845	$3,980,858

	For the year ended	For the year ended	For the year ended
	February 28	February 29,	February 28,
	2019	2020	2021

Net revenues	$2,406,642	$3,058,285	$4,244,907
Net income	$606,560	$534,070	$488,866

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2019	2020	2021

Net cash provided by operating activities	$409,103	$215,892	$727,661
Net cash used in investing activities	$(346,183)	$(134,936)	$(224,235)
Net cash used in financing activities	$(4,392)	$(5,173)	$(3,518)

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The VIE arrangements - continued

As of February 28, 2019, February 29, 2020 and February 28, 2021, the balance of the amount payable by the VIEs and their subsidiaries and schools to TAL Beijing, Lebai Information or their designated affiliates related to the service fees was $128,088, $78,357 and $417,544, respectively, and was eliminated upon consolidation. Except for the collateralized construction project and land use rights in Zhenjiang disclosed in Note 14, there are no other consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligation.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their paid-in capital and statutory reserve, to the Company in the form of loans and advances or cash dividends. Please refer to Note 24 for disclosure of restricted net assets.